Provision for tax, civil and labor risks (Tables)	12 Months Ended
Dec. 31, 2021
Provision for tax, civil and labor risks
Schedule of legal proceedings provision with probable losses
	12/31/2021	12/31/2020
Civil	2,895	1,872
Labor	12,118	9,553
Total	15,013	11,425

Schedule of contingency with possible losses
	12/31/2021	12/31/2020
Civil	52,137	64,184
Labor	26,382	24,215
Tax	812,700	875,087
Total	891,219	963,486

Schedule of judicial deposits
	12/31/2021	12/31/2020
Civil	1,389	592
Labor	17,788	15,625
Tax	1,017	1,002
Total	20,194	17,219
(1) Judicial deposits recognized in the balance sheet line "Other assets".
Schedule of provision movement
	12/31/2021		12/31/2020
	Civil	Labor	Civil	Labor
Opening balance	1,872	9,553	1,547	5,954
Additions	5,455	4,070	1,296	4,791
Reversals/payments	(4,431)	(1,506)	(971)	(1,192)
Closing balance	2,896	12,117	1,872	9,553